Schedule of Activity in Derivative Liabilities Account (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities – June 30, 2024	$ 1,102,992
Fair value at commitment date	2,825,257	1,413,568
Gain on debt extinguishment		(500,678)
Fair value mark to market adjustment	(737,987)	190,102
Derivative liabilities – June 30, 2025	3,190,262	1,102,992
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities – June 30, 2024	805,765
Fair value at commitment date	2,825,257	987,131
Gain on debt extinguishment
Fair value mark to market adjustment	(711,370)	(181,366)
Derivative liabilities – June 30, 2025	2,919,652	805,765
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities – June 30, 2024	297,227
Fair value at commitment date		426,437
Gain on debt extinguishment		(500,678)
Fair value mark to market adjustment	(26,617)	371,468
Derivative liabilities – June 30, 2025	$ 270,610	$ 297,227